Unit-Based Compensation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Unit-Based Compensation [Abstract]
Non-cash compensation expense	$ 1.1	$ 0.6	$ 1.0	$ 1.5
Unrecognized portion of share based compensation expense			$ 0.5